Commitments and Contingencies - Minimum Annual Payments for Non-Cancelable Ship Construction Contracts (Details) - Ship Construction Contracts $ in Thousands	Dec. 31, 2019 USD ($)
Other Commitments [Line Items]
2020	$ 556,784
2021	279,254
2022	1,595,262
2023	1,439,097
2024	888,790
Thereafter	829,303
Total minimum annual payments	$ 5,588,490